Debt and Financing Arrangements (Details) (USD $)	3 Months Ended			12 Months Ended							12 Months Ended																					12 Months Ended				12 Months Ended
	Oct. 31, 2011	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Aug. 31, 2011	Jul. 29, 2011	Jan. 31, 2011	Apr. 30, 2011 7.94% Series C Senior Notes due September 1, 2010 [Member]	Sep. 01, 2010 7.94% Series C Senior Notes due September 1, 2010 [Member]	Apr. 30, 2010 7.94% Series C Senior Notes due September 1, 2010 [Member]	Jul. 31, 2011 4.78% Senior Notes due June 1, 2014 [Member]	Apr. 30, 2011 4.78% Senior Notes due June 1, 2014 [Member]	Apr. 30, 2010 4.78% Senior Notes due June 1, 2014 [Member]	Jul. 31, 2011 6.12% Senior Notes due November 1, 2015 [Member]	Apr. 30, 2011 6.12% Senior Notes due November 1, 2015 [Member]	Apr. 30, 2010 6.12% Senior Notes due November 1, 2015 [Member]	Jul. 31, 2011 6.63% Senior Notes due November 1, 2018 [Member]	Apr. 30, 2011 6.63% Senior Notes due November 1, 2018 [Member]	Apr. 30, 2010 6.63% Senior Notes due November 1, 2018 [Member]	Apr. 01, 2013 5.55% Senior Notes due April 1, 2022 [Member]	Jul. 31, 2011 5.55% Senior Notes due April 1, 2022 [Member]	Apr. 30, 2011 5.55% Senior Notes due April 1, 2022 [Member]	Apr. 30, 2010 5.55% Senior Notes due April 1, 2022 [Member]	Jun. 01, 2020 4.50% Senior Notes due June 1, 2025 [Member]	Jul. 31, 2011 4.50% Senior Notes due June 1, 2025 [Member]	Apr. 30, 2011 4.50% Senior Notes due June 1, 2025 [Member]	Jun. 15, 2010 4.50% Senior Notes due June 1, 2025 [Member]	Apr. 30, 2010 4.50% Senior Notes due June 1, 2025 [Member]	Apr. 30, 2011 Unsecured Senior Notes [Member]	Apr. 30, 2011 Standby Letters of Credit [Member]	Jan. 31, 2011 Group of six lenders [Member]	Jan. 31, 2011 Amounts Maturing during the Year [Member]	Apr. 30, 2011 Interest rate contract [Member]	Jul. 31, 2011 Interest rate contract [Member]	Apr. 30, 2010 Interest rate contract [Member]
Long-term debt
Company issued Senior Notes											$ 0		$ 10,000,000	$ 100,000,000	$ 100,000,000	$ 100,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 394,489,000	$ 380,039,000	$ 376,000,000		$ 400,000,000	$ 400,000,000	$ 400,000,000		$ 400,000,000	$ 400,000,000		$ 0
Total long-term debt		1,318,489,000			1,304,039,000	910,000,000
Current portion of long-term debt					0	10,000,000
Total long-term debt less current portion		1,318,489,000			1,304,039,000	900,000,000
Debt and Financing Arrangements (Textuals)
Percentage of senior notes					6.60%							7.94%		4.78%	4.78%		6.12%	6.12%		6.63%	6.63%			5.55%	5.55%			4.50%	4.50%	4.50%
Issued 4.50 percent senior notes with a final maturity on June1, 2025																														400,000,000
First period payment of Senior Notes																							50,000,000				100,000,000
Average maturity of Senior Notes																																12 years
Payment of Senior Notes		0	0		10,000,000	275,000,000	0				10,000,000
Outstanding stand By Letter of credit		306,700,000			0			480,000,000																									7,100,000
Revolving credit facility for general corporate purposes utilized				240,000,000
Interest Paid					62,075,000	76,461,000	52,918,000
Cash received on early termination of interest rate swap	27,000,000
Gain on early termination agreement	24,200,000
Revolving credit facility at weighted average interest rate		1.52%						1.42%
Number of banks									10
Line of Credit Facility (Textuals) [Line Items]
Unsecured revolving credit facility with banks									1,000,000,000	600,000,000																								600,000,000	180,000,000
Notional amount		376,000,000																																		376,000,000	376,000,000	0
Interest rate swap		$ 18,500,000			$ 4,000,000																															$ 4,000,000